Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	10.Accounts payable and accrued liabilities

	December 31,	December 31,
	2024	2023
	$	$
Trade payables	84,020	195,814
Accrued liabilities	63,185	87,614
Total	147,205	283,428